UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		5/07/2009
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:  $  71,965
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


  NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION   MANAGERS        SOLE    SHARED  OTHER
Amerigas Propane        COM            030975106  1,216  43,000 SH               SOLE        N/A     43,000
Autodesk                COM            052769106  602    35,785 SH               SOLE        N/A     35,785
Auto Data Processing    COM            053015103  305    8,670  SH               SOLE        N/A     8,670
BB&T Corporation        COM            054937107  247    14,597 SH               SOLE        N/A     14,597
Bank of America         COM            060505104  329    48,220 SH               SOLE        N/A     48,220
Becton Dickinson & Co   COM            075887109  1,145  17,025 SH               SOLE        N/A     17,025
Berkshire Hathaway Cl B CL B           084670207  217    77     SH               SOLE        N/A     77
Best Buy Company Inc.   COM            086516101  955    25,150 SH               SOLE        N/A     25,150
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  308    8,650  SH               SOLE        N/A     8,650
C V S Corporation       COM            126650100  645    23,445 SH               SOLE        N/A     23,445
Chevrontexaco Corp      COM            166764100  1,093  16,261 SH               SOLE        N/A     16,261
Clorox Company          COM            189054109  1,231  23,905 SH               SOLE        N/A     23,905
Coca Cola               COM            191216100  713    16,230 SH               SOLE        N/A     16,230
Cousins Properties      COM            222795106  242    37,575 SH               SOLE        N/A     37,575
Coventry Health Care IncCOM            222862104  257    19,843 SH               SOLE        N/A     19,843
Emerson Electric Co.    COM            291011104  1,256  43,930 SH               SOLE        N/A     43,930
Enterprise Prd Prtnrs LpCOM            293792107  2,637  118,500SH               SOLE        N/A     118,500
Equitable Resources Inc SH BEN INT     294549100  313    10,000 SH               SOLE        N/A     10,000
Ferrellgas Partners     UNIT LTD PART  315293100  1,244  92,800 SH               SOLE        N/A     92,800
Fiserv Inc              COM            337738108  1,322  36,270 SH               SOLE        N/A     36,270
Franklin Resources Inc  COM            354613101  301    5,590  SH               SOLE        N/A     5,590
General Dynamics Corp   COM            369550108  1,003  24,115 SH               SOLE        N/A     24,115
General Electric        COM            369604103  1,164  115,090SH               SOLE        N/A     115,090
Halliburton Company     COM            406216101  398    25,700 SH               SOLE        N/A     25,700
Intuit Inc              COM            461202103  1,491  55,215 SH               SOLE        N/A     55,215
Ishare S&P 500          UNIT SER 1     464287200  298    3,744  SH               SOLE        N/A     3,744
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1,050  42,337 SH               SOLE        N/A     42,337
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  384    4,076  SH               SOLE        N/A     4,076
Ishares International EAMSCI EAFE IDX  464287465  266    7,070  SH               SOLE        N/A     7,070
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  384    7,899  SH               SOLE        N/A     7,899
S&P Small Cap 600       S&P SMLCAP 600 464287804  567    15,592 SH               SOLE        N/A     15,592
Ishares Intermediate CorLEHMAN INTER C 464288638  459    4,875  SH               SOLE        N/A     4,875
Ishares S&P Gbl ConsumerS&P GL C STAPL 464288737  299    7,178  SH               SOLE        N/A     7,178
Johnson & Johnson       COM            478160104  2,240  42,585 SH               SOLE        N/A     42,585
Kimberly Clark          COM            494368103  745    16,160 SH               SOLE        N/A     16,160
Kinder Morgan Energy Lp UNIT LTD PART  494550106  1,189  25,455 SH               SOLE        N/A     25,455
Lowes Companies         COM            548661107  606    33,193 SH               SOLE        N/A     33,193
Magellan Midstream PartnCOM UNIT RP LP 559080106  1,967  66,975 SH               SOLE        N/A     66,975
Marathon Oil Group      COM            565849106  1,178  44,795 SH               SOLE        N/A     44,795
McGraw-Hill Cos         COM            580645109  508    22,200 SH               SOLE        N/A     22,200
Microsoft Corp          COM            594918104  810    44,081 SH               SOLE        N/A     44,081
Mylan Labs.             COM            628530107  959    71,492 SH               SOLE        N/A     71,492
Nokia Corporation       SPONSORED ADR  654902204  1,097  93,963 SH               SOLE        N/A     93,963
Pepsico Inc.            COM            713448108  1,397  27,145 SH               SOLE        N/A     27,145
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  2,568  69,867 SH               SOLE        N/A     69,867
Plum Creek Timber       COM            729251108  1,274  43,810 SH               SOLE        N/A     43,810
Realty Income           COM            756109104  1,227  65,200 SH               SOLE        N/A     65,200
Schlumberger            COM            806857108  228    5,617  SH               SOLE        N/A     5,617
Staples Inc             COM            855030102  1,056  58,295 SH               SOLE        N/A     58,295
Suburban Propane        UNIT LTD PART  864482104  2,368  64,770 SH               SOLE        N/A     64,770
Teppco Partners L P     UT LTD PARTNER 872384102  2,191  96,722 SH               SOLE        N/A     96,722
Vanguard Emerging MarketEMR MKT ETF    922042858  338    14,350 SH               SOLE        N/A     14,350
Wal-Mart Stores Inc.    COM            931142103  215    4,118  SH               SOLE        N/A     4,118
Target Corporation      COM            87612E106  558    16,215 SH               SOLE        N/A     16,215
Conocophillips          COM            20825C104  404    10,310 SH               SOLE        N/A     10,310
Dominion Resources Inc. COM            25746U109  410    13,240 SH               SOLE        N/A     13,240
Duke                    COM            26441C105  369    25,787 SH               SOLE        N/A     25,787
Enbridge Energy         COM            29250R106  1,870  62,490 SH               SOLE        N/A     62,490
Energy Transfer PartnersUNIT LTD PARTN 29273R109  2,592  70,250 SH               SOLE        N/A     70,250
Energy Transfer Equity  COM UT LTD PTN 29273V100  573    27,100 SH               SOLE        N/A     27,100
Entergy Corp.           COM            29364G103  567    8,321  SH               SOLE        N/A     8,321
Exxon-Mobil             COM            30231G102  694    10,194 SH               SOLE        N/A     10,194
FedEx Corporation       COM            31428X106  854    19,206 SH               SOLE        N/A     19,206
Global Payments Inc     COM            37940X102  1,399  41,872 SH               SOLE        N/A     41,872
Lab Cp Of Amer Hldg New COM            50540R409  2,128  36,390 SH               SOLE        N/A     36,390
Monsanto Co             COM            61166W101  902    10,855 SH               SOLE        N/A     10,855
Nustar Energy, LP       UNIT COM       67058H102  2,390  51,825 SH               SOLE        N/A     51,825
Oneok Partners Lp       UNIT LTD PARTN 68268N103  2,004  49,310 SH               SOLE        N/A     49,310
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  343    11,660 SH               SOLE        N/A     11,660
International Dividend AINTL DIV ACHV  73935X716  404    45,820 SH               SOLE        N/A     45,820
S P D R -S&P 500        UNIT SER 1     78462F103  437    5,495  SH               SOLE        N/A     5,495
Sunoco Logistics PartnerCOM UNITS      86764L108  1,249  24,225 SH               SOLE        N/A     24,225
Vanguard Health Care    HEALTHCARE ETF 92204A504  283    6,735  SH               SOLE        N/A     6,735
WT Internat. CommunicatiINTL COMMUNICA 97717W745  401    21,285 SH               SOLE        N/A     21,285
Zimmer Holdings Inc     COM            98956P102  613    16,805 SH               SOLE        N/A     16,805
Ingersoll Rand Co       CL A           G4776G101  488    35,355 SH               SOLE        N/A     35,355
Noble Corp              SHS            G65422100  1,204  49,965 SH               SOLE        N/A     49,965
Willis Group Holdings   SHS            G96655108  327    14,886 SH               SOLE        N/A     14,886

                                                  71,965